Form N-1A Cover	Oct. 01, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY MUNICIPAL TRUST
Entity Central Index Key	0000746458
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 28, 2026
Prospectus Date	Oct. 01, 2026